Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Amounts receivable/payable from/to affiliates are shown in the following table:

	June 30,	December 31,
	2019	2018

Receivable from:
CMFG Life	$-	$5,001
Other	-	26

Total	$-	$5,027

Payable to:
CUNA Brokerage Services, Inc.	$2,676	$2,948
CMFG Life	740	-
Other	145	58

Total	$3,561	$3,006

Amounts receivable/payable from/to affiliates are shown in the following table:

	2018	2017

Receivable from:
CMFG Life	$5,001	$8,492
Other	26	–

Total	$5,027	$8,492

Payable to:
CUNA Brokerage Services, Inc.	$2,948	$2,749
Other	58	22

Total	$3,006	$2,771